COMMON AND PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock
The following table summarizes the shares of Series A Preferred Stock activity for the Company and net proceeds received and expenses from issuance and repurchases of Series A Preferred Stock for the years ended December 31, 2016 and 2015:

	Shares Issued & Outstanding	Net Proceeds from Issuance (in 000's)
Balances, January 1, 2015	950,000	$20,392

Issuance of Preferred Stock:
April 13, 2015 offering (1)	575,000	13,481
June 2, 2015 offering (2)	588,235	14,105
ATM offering (3)	313,695	6,736

Balances, December 31, 2015	2,426,930	$54,714

ATM Issuance of Preferred Stock for the three months ended: (4)
March 31, 2016	186,905	3,677
June 30, 2016	43,204	870
September 30, 2016	106,796	2,233
December 31, 2016	—	—

Repurchases of Preferred Stock for the three months ended:
December 31, 2016 (5)	(2,300)	(48)

Balances, December 31, 2016	2,761,535	$61,446

(1)
On April 13, 2015 the Company issued and sold 575,000 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.75 per share. In connection therewith, the Company received net proceeds of approximately $13.5 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(2)
On June 2, 2015, the Company issued and sold 588,235 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.50 per share. In connection therewith, the Company received net proceeds of approximately $14.1 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(3)
On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements with agents, pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of Series A Preferred Stock. For the year ended December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under its ATM at an average sale price of $22.11 per share. In connection therewith, the Company received net proceeds of approximately $6.7 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

(4)
For the year ended December 31, 2016, the Company sold 336,905 shares of Series A Preferred Stock under its ATM at an average sale price of $20.06 per share. In connection therewith, the Company received net proceeds of approximately $6.8 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

(5)
On November 17, 2016, the Company bought 2,300 shares of Series A Preferred Stock pursuant to the November 2016 Repurchase Program at an average sale price of $20.97 per share, excluding commissions. In connection therewith, the Company's net disbursement was approximately $48 thousand after payment of sales commissions.

Dividends Declared
The following table summarizes the common stock and preferred stock dividends paid by the Company for the years ended December 31, 2016 and 2015:

	Date of Payment	Dividends Paid (in 000's)	Dividends Per Share
Common Stock Dividends: *
	4/30/2015	$990	$0.050
	7/31/2015	1,093	0.055
	10/31/2015	1,193	0.060
For the year ended December 31, 2015		$3,276	$0.165

Preferred Stock Dividends:
	3/31/2015	$646	$0.68
	6/30/2015	1,437	0.68
	9/30/2015	1,498	0.68
	12/31/2015	1,627	0.68
For the year ended December 31, 2015		$5,208	$2.72

	3/31/2016	$1,777	$0.68
	6/30/2016	1,801	0.68
	9/30/2016	1,879	0.68
	12/31/2016	1,878	0.68
For the year ended December 31, 2016		$7,335	$2.72
* There we no dividends paid on the common stock during the twelve months ended December 31, 2016.